PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30,	December 31,
	2024	2023
Containers	$2,038,638	$1,740,393
Trucks and tractors	7,308,129	4,388,091
Trailers	1,033,259	1,033,259
Shop equipment	2,787,505	40,380
Furniture	9,257	-
Computers and software	4,271	-
Leasehold improvements	147,765	33,934
	13,328,824	7,236,057
Less accumulated depreciation	(1,755,244)	(1,455,310)
Net book value	$11,573,580	$5,780,747

Depreciation expense for the three and six months ended June 30, 2024 were $187,100 and $299,934, respectively. Depreciation expense for the three and six months ended June 30, 2023 were $97,162 and $191,956, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Containers	$1,740,393	$1,397,311
Trucks and tractors	4,388,091	4,086,968
Trailers	1,033,259	1,197,357
Shop equipment	40,380	40,380
Leasehold improvements	$33,934	$19,589
	7,236,057	6,741,605
Less accumulated depreciation	(1,455,310)	(1,097,664)
Net book value	$5,780,747	$5,643,941

Depreciation expenses for the years ended December 31, 2023 and 2022 were $424,363 and $325,382, respectively.

On June 10, 2022, Titan Trucking entered into an asset purchase agreement with Century Waste Management (“Century”) for consideration of approximately $1,805,000. The entire purchase price agreement was allocated as fair value to the equipment acquired; no goodwill or intangible assets were determined to be transferred as part of the sale. In order to fund the asset purchase from Century, Titan entered into several private equipment financing agreements (Note 9 – Notes Payable).